Note 2 - Allowance For Credit Losses: Schedule of Allowance for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	March 31, 2020	December 31, 2019

Live Check Consumer Loans	$ 4,036,491	$ 4,689,601
Premier Consumer Loans	2,480,434	2,587,373
Other Consumer Loans	24,444,013	26,509,178
Real Estate Loans	1,588,138	1,259,471
Sales Finance Contracts	2,193,896	2,301,970
Total	$ 34,742,972	$ 37,347,593